Revenue recognition (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of Revenue Recognition [Abstract]
Summary of Passenger Revenue

	2025	2024	2023
Passengers	$4,305,173	4,504,774	4,042,806
Ancillaries	555,306	646,115	461,351

	$4,860,479	5,150,889	4,504,157

Summary of Aeromexico Rewards Frequent Flyer Program
Aeromexico Rewards frequent flyer program for the years ended December 31, 2025, 2024 and 2023 are as follows:

	2025	2024	2023
Balance, beginning of year	$588,366	515,668	446,080
AR Points issued	334,532	341,392	294,303
Revenue recognized for AR Points redeemed and breakage	(290,140)	(268,694)	(224,715)

Balance, end of year	$632,758	588,366	515,668
Current	$288,680	287,971	247,226
Non-current	344,078	300,395	268,442

	$632,758	588,366	515,668